Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Schedule Of Investment Securities

Investment Securities (dollars in millions)

	December 31,	December 31,
	2015	2014
Available-for-sale securities
Debt securities	$2,007.8	$1,116.5
Equity securities	14.3	14.0
Held-to-maturity securities
Debt securities(1)	300.1	352.3
Securities carried at fair value with changes recorded in net income
Debt securities(2)	339.7	–
Non-marketable investments(3)	291.9	67.5
Total investment securities	$2,953.8	$1,550.3

(1)Recorded at amortized cost.

(2)These securities were initially classified as available-for-sale upon acquisition; however, upon further review after filings of the Company’s September 30, 2015 Form 10-Q, management determined that these securities as of the acquisition date should have been classified as securities carried at fair value with changes recorded in net income and in the fourth quarter of 2015 management corrected this immaterial error impacting classification of investment securities.

(3)Non-marketable investments include securities of the FRB and FHLB carried at cost of $263.5 million at December 31, 2015 and $15.2 million at December 31, 2014. The remaining non-marketable investments include ownership interests greater than 3% in limited partnership investments that are accounted for under the equity method, other investments carried at cost, which include qualified Community Reinvestment Act (CRA) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment, totaling $28.4 million and $52.3 million at December 31, 2015 and December 31, 2014, respectively.

Schedule Of Interest And Dividend Income

Interest and Dividend Income (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Interest income - investments / reverse repos	$43.8	$14.1	$8.9
Interest income - interest bearing deposits	17.2	17.7	16.6
Dividends - investments	10.4	3.7	3.4
Total interest and dividends	$71.4	$35.5	$28.9

Amortized Cost And Fair Value Of Securities Available-For-Sale

Debt Securities AFS — Amortized Cost and Fair Value (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Debt securities AFS
Mortgage-backed Securities
U.S. government agency securities	$148.4	$–	$(0.9)	$147.5
Non-agency securities	573.9	0.4	(7.2)	567.1
U.S. government agency obligations	996.8	–	(3.7)	993.1
Supranational and foreign government securities	300.1	–	–	300.1
Total debt securities AFS	2,019.2	0.4	(11.8)	2,007.8
Equity securities AFS	14.4	0.1	(0.2)	14.3
Total securities AFS	$2,033.6	$0.5	$(12.0)	$2,022.1
December 31, 2014
Debt securities AFS
U.S. Treasury securities	$200.0	$–	$–	$200.0
U.S. government agency obligations	904.2	–	–	904.2
Supranational and foreign government securities	12.3	–	–	12.3
Total debt securities AFS	1,116.5	–	–	1,116.5
Equity securities AFS	14.0	0.2	(0.2)	14.0
Total securities AFS	$1,130.5	$0.2	$(0.2)	$1,130.5

Schedule Of Debt Securities AFS - Estimated Unrealized Losses

Debt Securities AFS - Estimated Unrealized Losses (dollars in millions)

	December 31, 2015
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities AFS
Mortgage-backed securities
U.S. government agency securities	$147.0	$(0.9)	$–	$–
Non-agency securities	495.5	(7.2)	–	–
U.S. government agency obligations	943.0	(3.7)	–	–
Total debt securities AFS	1,585.5	(11.8)	–	–
Equity securities AFS	0.2	(0.2)	–	–
Total securities available-for-sale	$1,585.7	$(12.0)	$–	$–

	December 31, 2014
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Equity securities AFS	0.2	(0.2)	–	–
Total securities available-for-sale	$0.2	$(0.2)	$–	$–

Schedule Of Securities Carried At Fair Value With Changes Recorded In Net Income

Securities Carried at Fair Value with changes Recorded in Net Income (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Mortgage-backed Securities - Non-agency	$343.8	$0.3	$(4.4)	$339.7
Total securities held at fair value through net income	$343.8	$0.3	$(4.4)	$339.7

Schedule Of Amortized Cost And Fair Value Maturities With Changes Recorded In Net Income [Table Text Block]

Securities Carried at Fair Value with changes Recorded in Net Income –

Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - non agency securities
After 5 but within 10 years	$0.5	$0.5	9.80%
Due after 10 years	343.3	339.2	4.85%
Total	$343.8	339.7	4.85%

Carrying Value And Fair Value Of Securities Held-To-Maturity

Debt Securities HTM — Carrying Value and Fair Value (dollars in millions)

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
December 31, 2015
Mortgage-backed securities
U.S. government agency securities	$147.2	$1.1	$(2.6)	$145.7
State and municipal	37.1	–	(1.6)	35.5
Foreign government	13.5	–	–	13.5
Corporate - foreign	102.3	4.5	–	106.8
Total debt securities held-to-maturity	$300.1	$5.6	$(4.2)	$301.5
December 31, 2014
Mortgage-backed securities
U.S. government agency securities	$156.3	$2.5	$(1.9)	$156.9
State and municipal	48.1	0.1	(1.8)	46.4
Foreign government	37.9	0.1	–	38.0
Corporate - foreign	110.0	9.0	–	119.0
Total debt securities held-to-maturity	$352.3	$11.7	$(3.7)	$360.3

Schedule Of Debt Securities HTM - Estimated Unrealized Losses

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - U.S. government agency securities
After 5 but within 10 years	$1.3	$1.3	2.09%
Due after 10 years	145.9	144.4	2.53%
Total	147.2	145.7	2.52%
State and municipal
Due within 1 year	$0.7	$0.7	1.81%
After 1 but within 5 years	1.5	1.5	2.26%
After 5 but within 10 years	0.8	0.8	2.70%
Due after 10 years	34.1	32.5	2.28%
Total	37.1	35.5	2.28%
Foreign government
Due within 1 year	$11.2	$11.2	0.20%
After 1 but within 5 years	2.3	2.3	2.43%
Total	13.5	13.5	0.58%
Corporate - Foreign
securities
Due within 1 year	$0.7	$0.7	6.07%
After 1 but within 5 years	101.6	106.1	4.51%
Total	102.3	106.8	4.52%
Total debt securities held-to-maturity	$300.1	$301.5	3.12%

Debt Securities HTM — Estimated Unrealized Losses (dollars in millions)

	December 31, 2015
	Less than 12 months		12 months or greater

		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities HTM
Mortgage-backed securities
U.S. government agency securities	$62.2	$(0.9)	$40.7	$(1.7)
State and municipal	3.1	(0.1)	28.2	(1.5)
Total securities held-to-maturity	$65.3	$(1.0)	$68.9	$(3.2)

	December 31, 2014
	Less than 12 months		12 months or greater
		Gross		Gross
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
Debt securities HTM
Mortgage-backed securities
U.S. government agency securities	$–	$–	$55.1	$(1.9)
State and municipal	–	–	36.3	(1.8)
Total securities held-to-maturity	$–	$–	$91.4	$(3.7)

Available-For-Sale Securities [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost And Fair Value Of Debt Securities By Contractual Maturity Dates

Debt Securities AFS - Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - U.S. government agency securities
Due after 10 years	$148.4	$147.5	3.28%
Total	148.4	147.5	3.28%
Mortgage-backed securities - non agency securities
After 5 but within 10 years	$27.2	$27.2	4.92%
Due after 10 years	546.7	539.9	5.72%
Total	573.9	567.1	5.68%
U.S. government agency obligations
After 1 but within 5 years	$996.8	$993.1	1.16%
Total	996.8	993.1	1.16%
Supranational and foreign government securities
Due within 1 year	$300.1	$300.1	0.39%
Total	300.1	300.1	0.39%
Total debt securities available-for-sale	$2,019.2	$2,007.8

Held-To-Maturity Securities [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost And Fair Value Of Debt Securities By Contractual Maturity Dates

Debt Securities HTM — Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2015
	Amortized	Fair	Weighted Average
	Cost	Value	Yield
Mortgage-backed securities - U.S. government agency securities
After 5 but within 10 years	$1.3	$1.3	2.09%
Due after 10 years	145.9	144.4	2.53%
Total	147.2	145.7	2.52%
State and municipal
Due within 1 year	$0.7	$0.7	1.81%
After 1 but within 5 years	1.5	1.5	2.26%
After 5 but within 10 years	0.8	0.8	2.70%
Due after 10 years	34.1	32.5	2.28%
Total	37.1	35.5	2.28%
Foreign government
Due within 1 year	$11.2	$11.2	0.20%
After 1 but within 5 years	2.3	2.3	2.43%
Total	13.5	13.5	0.58%
Corporate - Foreign
securities
Due within 1 year	$0.7	$0.7	6.07%
After 1 but within 5 years	101.6	106.1	4.51%
Total	102.3	106.8	4.52%
Total debt securities held-to-maturity	$300.1	$301.5	3.12%

OneWest Bank [Member] | Mortgage-Backed Securities [Member]
Gain (Loss) on Investments [Line Items]
Schedule Of Acquired Purchased Credit-Impaired Securities Classified As Available-For-Sale

Total(1)
Contractually required payments, including interest	$1,025.4
Less: Non-accretable differences	(209.7)
Cash flows expected to be collected(2)	815.7
Less: Accretable yield	(204.4)
Fair value of securities acquired at acquisition date	$611.3

(1)During the quarter ended December 31, 2015, Management determined that $373.4 million of AFS securities as of the acquisition date should have been classified as securities carried at fair value with changes recorded in net income and in  the fourth quarter of 2015 management corrected this immaterial error impacting classification of investment securities. This reduced the fair value of the PCI AFS Securities acquired from the OneWest Transaction by $370.8 million. The adjustment resulted in a reduction of contractually required payments by $606.4 million, non-accretable difference by $141.6 million and accretable yield by $94.0 million.

(2)Represents undiscounted expected principal and interest cash flows at acquisition.

Changes In Accretable Yield For Purchased Credit-Impaired Securities

Changes in Accretable Yield (dollars in millions)

Total
Balance at August 3, 2015	$204.4
Accretion into interest income	(13.5)
Reclassifications to non-accretable difference	(1.7)
Disposals & Other	(0.2)
Balance at December 31, 2015	$189.0